Variable Interest Entity (Details) - USD ($)		12 Months Ended
	Dec. 30, 2021	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Variable interest primary beneficiary (in Dollars)
Libra Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage		97.27%
Libra Sciences Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage		31.51%
Mios Pharmaceuticals Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage		97.93%
Mios Pharmaceuticals Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage		36.17%
Scipio Life Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage		97.93%
Scipio Life Sciences Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage		35.06%
Libra [Member]
Variable Interest Entity [Line Items]
Voting right percentage		48.33%
Mios [Member]
Variable Interest Entity [Line Items]
Voting right percentage		48.39%
Scipio [Member]
Variable Interest Entity [Line Items]
Voting right percentage		48.36%
Class A Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights	1	one
Share of economic (in Dollars per share)	$ 1
Ordinary shares (in Shares)		3,811,823		2,937,921	70,430
Class A Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Ordinary shares (in Shares)			10,000
Class B Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights	10	ten
Share of economic (in Dollars per share)	$ 0.001
Ordinary shares (in Shares)		1,796,934		2,243,776
Class B Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Ordinary shares (in Shares)			5,850,000